CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jul. 31, 2021	Jul. 31, 2020
Current assets:
Cash and cash equivalents	$ 58,117	$ 58,317
Accounts receivable, trade, net of allowance for doubtful accounts of $49 and $134 at July 31, 2021 and 2020, respectively	36,547	49,857
Inventories, net	9,043	10,518
Funds held for clients	8,212	18,755
Prepaid expenses and other current assets	4,958	4,357
Current assets of discontinued operations	96,522	81,739
Total current assets	213,399	223,543
Property and equipment, net	4,616	6,943
Operating lease right-of-use assets	18,253	22,189
Other assets	5,692	3,761
Long-term assets of discontinued operations	434,421	502,736
Total assets	676,381	759,172
Current liabilities:
Accounts payable	29,829	46,168
Accrued expenses	32,653	34,834
Funds held for clients	8,212	18,755
Current lease obligations	9,630	10,266
Other current liabilities	14,277	20,952
Current liabilities of discontinued operations	123,392	118,957
Total current liabilities	217,993	249,932
Convertible note payable	9,343	8,054
Long-term lease obligations	8,719	11,826
Other long-term liabilities	3,863	4,358
Long-term liabilities of discontinued operations	395,071	401,004
Total long-term liabilities	416,996	425,242
Total liabilities	634,989	675,174
Commitments and contingencies (Note 10)
Contingently redeemable preferred stock, $0.01 par value per share. 35,000 shares authorized, issued and outstanding at July 31, 2021 and 2020	35,180	35,180
Stockholders' equity:
Preferred stock, $0.01 par value per share. 4,965,000 shares authorized at July 31, 2021 and 2020; zero shares issued and outstanding at July 31, 2021 and 2020	0	0
Common stock, $0.01 par value per share. Authorized 1,400,000,000 shares; 63,099,496 issued and outstanding shares at July 31, 2021; 62,787,919 issued and outstanding shares at July 31, 2020	632	628
Additional paid-in capital	7,478,638	7,478,047
Accumulated deficit	(7,480,220)	(7,433,700)
Accumulated other comprehensive income	7,162	3,843
Total stockholders' equity	6,212	48,818
Total liabilities, contingently redeemable preferred stock and stockholders' equity	$ 676,381	$ 759,172